Goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill were as follows:

	2025	2024
Balance at beginning of the year ended June 30	$—	$—
Goodwill acquired in business combination (Note 17)	9,359,949	—
Impairment loss	(9,359,949)	—
Balance at end of the year ended June 30	$—	$—

Schedule of Impairment Assessment of Goodwill

The following table provides the key assumptions used in the impairment assessment of goodwill and the sensitivity analysis for the key assumptions as of June 30, 2025:

		Sensitivity on estimate
Significant unobservable input	Base case	Estimate	Impact
Revenue growth rate	3.2% - 40.8%	+10%/-10%	$466,211/(429,388)
Gross profit margin	3.0%	+10%/-10%	$810,193/(828,072)
Discount rate	11.5%	+10%/-10%	$(103,338)/131,990